Related party transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related-party transactions
Note 28: Related party transactions

Financing Transactions
Certain directors and executives of the Bank, companies in which they are principal owners and/or members of the board, and trusts in which they are involved, have loans and deposits with the Bank. Loans to directors were made in the ordinary course of business at normal credit terms, including interest rate and collateral requirements. Loans to executives may be eligible for preferential rates. All of these loans were considered performing loans as at December 31, 2019 and December 31, 2018. Loan balances with directors and executives of the Bank, companies in which they are principal owners and/or members of the board, and trusts in which they are involved were as follows:

Balance at December 31, 2017	30,575
Loans issued during the year	77,269
Loan repayments and the effect of changes in the composition of related parties	(10,649)
Balance at December 31, 2018	97,195
Loans issued during the year	45,602
Loan repayments and the effect of changes in the composition of related parties	(104,156)
Balance at December 31, 2019	38,641

Consolidated balance sheets		December 31, 2019	December 31, 2018
Deposits		12,838	17,232

	Year ended December 31
Consolidated statement of operations	2019	2018	2017
Interest and fees on loans	1,887	4,533	1,100

Certain affiliates of the Bank have loans and deposits with the Bank which were made and are maintained in the ordinary course of business on normal commercial terms. Balances with these parties were as follows:

Consolidated balance sheets		December 31, 2019	December 31, 2018
Loans		9,888	10,180
Deposits		342	352

	Year ended December 31
Consolidated statement of operations	2019	2018	2017
Interest and fees on loans	677	635	647
Total non-interest expense	1,717	1,769	1,939

Capital Transaction
Up to February 28, 2017, investment partnerships associated with The Carlyle Group held approximately 14% of the Bank's equity voting power along with the right to designate two persons for nomination for election by the shareholders as members of the Bank’s Board of Directors. On February 28, 2017, as a result of a secondary public offering, the Carlyle Group sold their holdings in the Bank, and as a result, the investment agreement between the Bank and the Carlyle Group was terminated.

Investments
The Bank holds seed investments in several Butterfield mutual funds, which are managed by a wholly-owned subsidiary of the Bank. These investments are included in equity securities at their fair value and are as follows:

Consolidated balance sheets	December 31, 2019	December 31, 2018
Equity securities
Fair value	7,142	6,176
Unrealized gain	2,142	1,176

As at December 31, 2019, several Butterfield mutual funds which are managed by a wholly owned subsidiary of the Bank, had loan balances and deposit balances held with the Bank. The Bank also earned asset management revenue and custody and other administration services revenue from funds managed by a wholly-owned subsidiary of the Bank and from directors and executives, companies in which they are principal owners and/or members of the board and trusts in which they are involved, as well as other income from other related parties.

Consolidated balance sheets		December 31, 2019	December 31, 2018
Loans		16	1,843
Deposits		3,492	36,655

	Year ended December 31
Consolidated statement of operations	2019	2018	2017
Asset management	10,273	9,412	7,697
Custody and other administration services	1,452	1,376	1,036
Other non-interest income	1,458	972	122